Other operating income (Loss) - Other operating expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other operating income (Loss)
Other operating expenses	€ 16,116	€ 44,202	€ 1,965
External expenses related to cyber-attack	€ 8,674	€ 15,869	€ 0